CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
ASSETS
Cash	$ 221,351	$ 5,349		$ 17,568
Deposits	103,000	112,000
Accounts receivable				117,924
Total Current Assets	324,351	117,349		135,492
Property and equipment, net	32,640	38,011		59,492
Intangible, net	395,882	393,146		184,333
Total Assets	752,873	548,506		379,317
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	16,531	50,500		90,048
Related party payables	960	16,175		13,560
Promissory notes-related party	600,000	224,625
Total Current Liabilities	617,491	291,300		103,608
Total Liabilities	617,491	291,300		103,608
Stockholders' equity
Common stock	16,062	16,062	[1]	150	[1]
Additional paid-in capital	1,731,878	1,731,878		790,055
Accumulated deficit	(1,612,558)	(1,490,734)		(514,496)
Total Stockholder's Equity	135,382	257,206		275,709	[1]
Total Liabilities and Stockholders' Equity	$ 752,873	$ 548,506		$ 379,317

[1]	The December 31, 2012 capital accounts of the Company have been retroactively restated to reflect the equivalent number of common shares based on the exchange ratio of the merger transaction. See Note 2.